FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-03221

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Charles Street Trust

Fund Name: Fidelity Asset Manager 20%

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

ERIC D. ROITER, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: 06/30/2007

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Charles Street Trust

BY:  /s/ KIMBERLEY MONASTERIO*
KIMBERLEY MONASTERIO, TREASURER
DATE: 08/13/2007 11:56:15 AM

*BY:  /s/ CLAIRE S. WALPOLE
CLAIRE S. WALPOLE, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JULY 10, 2007 AND FILED HEREWITH.

VOTE SUMMARY REPORT
Fidelity Asset Manager 20%
07/01/2006- 06/30/2007

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: BEA SYSTEMS, INC. MEETING DATE: 07/19/2006
TICKER: BEAS SECURITY ID: 073325102
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT L. DALE CRANDALL AS A DIRECTOR	Management	For	For
1. 2	ELECT WILLIAM H. JANEWAY AS A DIRECTOR	Management	For	For
1. 3	ELECT R.T. SCHLOSBERG III AS A DIRECTOR	Management	For	For
2	TO APPROVE THE ADOPTION OF THE BEA SYSTEMS, INC. 2006 STOCK INCENTIVE PLAN IN REPLACEMENT OF THE COMPANY S 1997 STOCK INCENTIVE PLAN AND THE COMPANY S 2000 NON-QUALIFIED STOCK INCENTIVE PLAN.	Management	For	For
3	TO RATIFY AND APPROVE THE BEA SYSTEMS, INC. SENIOR EXECUTIVE BONUS PLAN IN CONFORMITY WITH THE REQUIREMENTS OF SECTION 162(M) OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED.	Management	For	For
4	TO RATIFY AND APPROVE THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR THE FISCAL YEAR ENDING JANUARY 31, 2007.	Management	For	For
5	STOCKHOLDER PROPOSAL REGARDING STOCKHOLDER PROPOSAL PROTOCOL.	Shareholder	Against	Against
6	STOCKHOLDER PROPOSAL REGARDING REPEAL OF THE CLASSIFIED BOARD OF DIRECTORS.	Shareholder	Against	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: CENDANT CORPORATION MEETING DATE: 08/29/2006
TICKER: CD SECURITY ID: 151313103
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT H.R. SILVERMAN* AS A DIRECTOR	Management	For	For
1. 2	ELECT M.J. BIBLOWIT* AS A DIRECTOR	Management	For	For
1. 3	ELECT J.E. BUCKMAN* AS A DIRECTOR	Management	For	For
1. 4	ELECT L.S. COLEMAN* AS A DIRECTOR	Management	For	For
1. 5	ELECT M.L. EDELMAN* AS A DIRECTOR	Management	For	For
1. 6	ELECT G. HERRERA* AS A DIRECTOR	Management	For	For
1. 7	ELECT S.P. HOLMES* AS A DIRECTOR	Management	For	For
1. 8	ELECT L.T. BLOUIN MACBAIN* AS A DIRECTOR	Management	For	For
1. 9	ELECT C.D. MILLS* AS A DIRECTOR	Management	For	For
1. 10	ELECT B. MULRONEY* AS A DIRECTOR	Management	For	For
1. 11	ELECT R.E. NEDERLANDER* AS A DIRECTOR	Management	For	For
1. 12	ELECT R.L. NELSON* AS A DIRECTOR	Management	For	For
1. 13	ELECT R.W. PITTMAN* AS A DIRECTOR	Management	For	For
1. 14	ELECT P.D.E. RICHARDS* AS A DIRECTOR	Management	For	For
1. 15	ELECT S.Z. ROSENBERG* AS A DIRECTOR	Management	For	For
1. 16	ELECT R.F. SMITH* AS A DIRECTOR	Management	For	For
1. 17	ELECT R.L. NELSON** AS A DIRECTOR	Management	For	For
1. 18	ELECT L.S. COLEMAN** AS A DIRECTOR	Management	For	For
1. 19	ELECT M.L. EDELMAN** AS A DIRECTOR	Management	For	For
1. 20	ELECT S.Z. ROSENBERG** AS A DIRECTOR	Management	For	For
1. 21	ELECT F. ROBERT SALERNO** AS A DIRECTOR	Management	For	For
1. 22	ELECT S.E. SWEENEY** AS A DIRECTOR	Management	For	For
2	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE AUDITORS OF THE COMPANY S FINANCIAL STATEMENTS.	Management	For	For
3	APPROVE THE COMPANY S PROPOSAL TO AMEND ITS AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO EFFECT A ONE-FOR-TEN REVERSE STOCK SPLIT OF ITS COMMON STOCK.	Management	For	For
4	TO CONSIDER AND APPROVE THE COMPANY S PROPOSAL TO AMEND ITS AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO CHANGE THE NAME OF THE COMPANY TO AVIS BUDGET GROUP, INC .	Management	For	For
5	APPROVE THE COMPANY S PROPOSAL TO AMEND ITS AMENDED AND RESTATED CERTIFICATE OF INCORPORATION.	Management	For	For
6	APPROVE THE COMPANY S PROPOSAL TO AMEND ITS AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO DECREASE THE NUMBER OF AUTHORIZED SHARES OF THE COMPANY S COMMON STOCK TO 250 MILLION SHARES. THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT YOU VOTE AGAINST PROPOSAL 7 AND 8.	Management	For	For
7	TO CONSIDER AND VOTE UPON STOCKHOLDER PROPOSAL REGARDING NON-EMPLOYEE DIRECTOR COMPENSATION.	Shareholder	Against	Against
8	TO CONSIDER AND VOTE UPON STOCKHOLDER PROPOSAL REGARDING SEVERANCE AGREEMENTS.	Shareholder	Against	Against
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: FIDELITY FLOATING RATE CENTRAL INVESTMENT PORT MEETING DATE: 08/16/2006
TICKER: -- SECURITY ID: 31606V708
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT DENNIS J. DIRKS AS A DIRECTOR	Management	For	For
1. 2	ELECT ALBERT R. GAMPER, JR. AS A DIRECTOR	Management	For	For
1. 3	ELECT ROBERT M. GATES AS A DIRECTOR	Management	For	For
1. 4	ELECT GEORGE H. HEILMEIER AS A DIRECTOR	Management	For	For
1. 5	ELECT EDWARD C. JOHNSON 3D AS A DIRECTOR	Management	For	For
1. 6	ELECT STEPHEN P. JONAS AS A DIRECTOR	Management	For	For
1. 7	ELECT JAMES H. KEYES* AS A DIRECTOR	Management	For	For
1. 8	ELECT MARIE L. KNOWLES AS A DIRECTOR	Management	For	For
1. 9	ELECT NED C. LAUTENBACH AS A DIRECTOR	Management	For	For
1. 10	ELECT WILLIAM O. MCCOY AS A DIRECTOR	Management	For	For
1. 11	ELECT ROBERT L. REYNOLDS AS A DIRECTOR	Management	For	For
1. 12	ELECT CORNELIA M. SMALL AS A DIRECTOR	Management	For	For
1. 13	ELECT WILLIAM S. STAVROPOULOS AS A DIRECTOR	Management	For	For
1. 14	ELECT KENNETH L. WOLFE AS A DIRECTOR	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: FIDELITY HIGH INCOME CENTRAL INVESTMENT PORT MEETING DATE: 08/16/2006
TICKER: -- SECURITY ID: 31606V104
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT DENNIS J. DIRKS AS A DIRECTOR	Management	For	For
1. 2	ELECT ALBERT R. GAMPER, JR. AS A DIRECTOR	Management	For	For
1. 3	ELECT ROBERT M. GATES AS A DIRECTOR	Management	For	For
1. 4	ELECT GEORGE H. HEILMEIER AS A DIRECTOR	Management	For	For
1. 5	ELECT EDWARD C. JOHNSON 3D AS A DIRECTOR	Management	For	For
1. 6	ELECT STEPHEN P. JONAS AS A DIRECTOR	Management	For	For
1. 7	ELECT JAMES H. KEYES* AS A DIRECTOR	Management	For	For
1. 8	ELECT MARIE L. KNOWLES AS A DIRECTOR	Management	For	For
1. 9	ELECT NED C. LAUTENBACH AS A DIRECTOR	Management	For	For
1. 10	ELECT WILLIAM O. MCCOY AS A DIRECTOR	Management	For	For
1. 11	ELECT ROBERT L. REYNOLDS AS A DIRECTOR	Management	For	For
1. 12	ELECT CORNELIA M. SMALL AS A DIRECTOR	Management	For	For
1. 13	ELECT WILLIAM S. STAVROPOULOS AS A DIRECTOR	Management	For	For
1. 14	ELECT KENNETH L. WOLFE AS A DIRECTOR	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: FIDELITY TACTICAL INCOME CENTRAL INVEST PORT MEETING DATE: 08/16/2006
TICKER: -- SECURITY ID: 31606V500
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT DENNIS J. DIRKS AS A DIRECTOR	Management	For	For
1. 2	ELECT ALBERT R. GAMPER, JR. AS A DIRECTOR	Management	For	For
1. 3	ELECT ROBERT M. GATES AS A DIRECTOR	Management	For	For
1. 4	ELECT GEORGE H. HEILMEIER AS A DIRECTOR	Management	For	For
1. 5	ELECT EDWARD C. JOHNSON 3D AS A DIRECTOR	Management	For	For
1. 6	ELECT STEPHEN P. JONAS AS A DIRECTOR	Management	For	For
1. 7	ELECT JAMES H. KEYES* AS A DIRECTOR	Management	For	For
1. 8	ELECT MARIE L. KNOWLES AS A DIRECTOR	Management	For	For
1. 9	ELECT NED C. LAUTENBACH AS A DIRECTOR	Management	For	For
1. 10	ELECT WILLIAM O. MCCOY AS A DIRECTOR	Management	For	For
1. 11	ELECT ROBERT L. REYNOLDS AS A DIRECTOR	Management	For	For
1. 12	ELECT CORNELIA M. SMALL AS A DIRECTOR	Management	For	For
1. 13	ELECT WILLIAM S. STAVROPOULOS AS A DIRECTOR	Management	For	For
1. 14	ELECT KENNETH L. WOLFE AS A DIRECTOR	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: LEGG MASON, INC. MEETING DATE: 07/18/2006
TICKER: LM SECURITY ID: 524901105
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT CARL BILDT* AS A DIRECTOR	Management	For	For
1. 2	ELECT JOHN E. KOERNER III* AS A DIRECTOR	Management	For	For
1. 3	ELECT CHERYL GORDON KRONGARD* AS A DIRECTOR	Management	For	For
1. 4	ELECT JAMES E. UKROP* AS A DIRECTOR	Management	For	For
1. 5	ELECT W. ALLEN REED** AS A DIRECTOR	Management	For	For
2	AMENDMENT OF THE LEGG MASON, INC. ARTICLES OF INCORPORATION.	Management	For	Against
3	RE-APPROVAL OF THE LEGG MASON, INC. 1996 EQUITY INCENTIVE PLAN.	Management	For	For
4	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: PATTERSON COMPANIES, INC. MEETING DATE: 09/18/2006
TICKER: PDCO SECURITY ID: 703395103
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT ELLEN A. RUDNICK* AS A DIRECTOR	Management	For	For
1. 2	ELECT HAROLD C. SLAVKIN* AS A DIRECTOR	Management	For	For
1. 3	ELECT JAMES W. WILTZ* AS A DIRECTOR	Management	For	For
1. 4	ELECT CHARLES REICH** AS A DIRECTOR	Management	For	For
2	TO APPROVE THE AMENDED AND RESTATED EMPLOYEE STOCK PURCHASE PLAN.	Management	For	For
3	TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING APRIL 28, 2007.	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: RF MICRO DEVICES, INC. MEETING DATE: 08/01/2006
TICKER: RFMD SECURITY ID: 749941100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT ROBERT A. BRUGGEWORTH AS A DIRECTOR	Management	For	For
1. 2	ELECT DANIEL A. DILEO AS A DIRECTOR	Management	For	For
1. 3	ELECT JEFFERY R. GARDNER AS A DIRECTOR	Management	For	For
1. 4	ELECT DAVID A. NORBURY AS A DIRECTOR	Management	For	For
1. 5	ELECT DR. ALBERT E. PALADINO AS A DIRECTOR	Management	For	For
1. 6	ELECT WILLIAM J. PRATT AS A DIRECTOR	Management	For	For
1. 7	ELECT ERIK H. VAN DER KAAY AS A DIRECTOR	Management	For	For
1. 8	ELECT WALTER H. WILKINSON, JR AS A DIRECTOR	Management	For	For
2	PROPOSAL TO AMEND THE EMPLOYEE STOCK PURCHASE PLAN TO INCREASE THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE.	Management	For	For
3	PROPOSAL TO (A) AMEND THE 2003 STOCK INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE AND (B) APPROVE CERTAIN TERMS DESIGNED TO PRESERVE THE TAX DEDUCTIBILITY OF CERTAIN COMPENSATION PAID UNDER THE 2003 STOCK INCENTIVE PLAN, PURSUANT TO THE PROVISIONS OF SECTION 162(M) OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED.	Management	For	Against
4	PROPOSAL TO ADOPT THE 2006 DIRECTORS STOCK OPTION PLAN.	Management	For	For
5	PROPOSAL TO ADOPT THE CASH BONUS PLAN.	Management	For	For
6	PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING MARCH 31, 2007.	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: SYMANTEC CORPORATION MEETING DATE: 09/13/2006
TICKER: SYMC SECURITY ID: 871503108
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT MICHAEL BROWN AS A DIRECTOR	Management	For	For
1. 2	ELECT WILLIAM T. COLEMAN AS A DIRECTOR	Management	For	For
1. 3	ELECT DAVID L. MAHONEY AS A DIRECTOR	Management	For	For
1. 4	ELECT ROBERT S. MILLER AS A DIRECTOR	Management	For	For
1. 5	ELECT GEORGE REYES AS A DIRECTOR	Management	For	For
1. 6	ELECT DAVID ROUX AS A DIRECTOR	Management	For	For
1. 7	ELECT DANIEL H. SCHULMAN AS A DIRECTOR	Management	For	For
1. 8	ELECT JOHN W. THOMPSON AS A DIRECTOR	Management	For	For
1. 9	ELECT V. PAUL UNRUH AS A DIRECTOR	Management	For	For
2	TO APPROVE THE AMENDMENT AND RESTATEMENT OF OUR 2004 EQUITY INCENTIVE PLAN, INCLUDING AN INCREASE OF 40,000,000 IN THE NUMBER OF SHARES RESERVED FOR ISSUANCE UNDER THE PLAN, THE MODIFICATION OF THE SHARE POOL AVAILABLE UNDER THE PLAN TO REFLECT A RATIO-BASED POOL, WHERE THE GRANT OF EACH FULL-VALUE AWARD (SUCH AS A SHARE OF RESTRICTED STOCK OR A RESTRICTED STOCK UNIT) DECREASES THE SHARE POOL BY 2.0 SHARES, AND A CHANGE IN THE FORM OF AUTOMATIC EQUITY GRANTS TO OUR NON-EMPLOYEE DIRECTORS FROM ST...	Management	For	Against
3	TO RATIFY THE SELECTION OF KPMG LLP AS SYMANTEC S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2007 FISCAL YEAR.	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: WACHOVIA CORPORATION MEETING DATE: 08/31/2006
TICKER: WB SECURITY ID: 929903102
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	TO APPROVE THE ISSUANCE OF SHARES OF WACHOVIA COMMON STOCK AS CONSIDERATION IN THE PROPOSED MERGER OF GOLDEN WEST FINANCIAL CORPORATION WITH AND INTO A WHOLLY-OWNED SUBSIDIARY OF WACHOVIA, PURSUANT TO AN AGREEMENT AND PLAN OF MERGER, DATED AS OF MAY 7, 2006, BY AND AMONG WACHOVIA, GOLDEN WEST, AND SUCH WHOLLY-OWNED SUBSIDIARY OF WACHOVIA.	Management	For	For
2	TO APPROVE THE AMENDED AND RESTATED WACHOVIA CORPORATION 2003 STOCK INCENTIVE PLAN.	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

POWER OF ATTORNEY

I, the undersigned Treasurer of the following investment companies:

Colchester Street Trust

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Central Investment Portfolios II LLC

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Trust

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity Union Street Trust

Fidelity Union Street Trust II

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

Variable Insurance Products Fund V

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Nicholas Steck and Claire Walpole my true and lawful attorneys-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacities, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 2007.

WITNESS my hand on this 10th of July 2007.

/s/ Kimberley Monasterio

Kimberley Monasterio

Treasurer